Stock-Based Compensation (Details)		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023
Stock-Based Compensation [Line Items]
Performance warrants expire		10 years
Volatility, percentage	[1]		70.00%
Performance share units (“PSUs”) [Member]
Stock-Based Compensation [Line Items]
Volatility, percentage		57.00%

[1]	Expected volatility has been based on historical share volatility of similar market participants.